PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2012	2013
Cost:

Computers and peripheral equipment	$752	$813
Office furniture and equipment	185	186
Leasehold improvements	50	50

	987	1,049
Accumulated depreciation:

Computers and peripheral equipment	564	678
Office furniture and equipment	141	151
Leasehold improvements	37	37

Accumulated depreciation	742	866

Depreciated cost	$245	$183